Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Automotive Portfolio	Apr. 29, 2023
Select Automotive Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(37.43%)
Past 5 years	7.88%
Past 10 years	9.92%
Select Automotive Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(37.75%)
Past 5 years	6.39%
Past 10 years	7.59%
Select Automotive Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(21.85%)
Past 5 years	5.99%
Past 10 years	7.53%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1529
Average Annual Return:
Past 1 year	(35.47%)
Past 5 years	7.52%
Past 10 years	10.48%